DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Feb. 17, 2022
Debt Instrument [Line Items]
Total debt (gross)	$ 1,066,647	$ 1,144,488
Deferred finance charges	(5,563)	(6,186)
Total debt	1,061,084	1,138,302
Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	79,453
Deferred finance charges	0
Total debt	79,453
CoolCo
Debt Instrument [Line Items]
Total debt (gross)	987,194	1,041,018
Deferred finance charges	(5,563)
Total debt	981,631
Line of credit | Senior Secured Sustainability Term Loan | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 570,000
Line of credit | Senior Secured Sustainability Term Loan | CoolCo
Debt Instrument [Line Items]
Total debt (gross)	485,303	540,388
Line of credit | Term Loan | CoolCo
Debt Instrument [Line Items]
Total debt (gross)	461,891	500,630
Line of credit | NewBuild Pre-Delivery Facility | CoolCo
Debt Instrument [Line Items]
Total debt (gross)	40,000	0
Line of credit | Golar Kelvin Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	64,758	74,400
Line of credit | Golar Ice Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	$ 14,695	$ 29,070